Document and Entity Information	Jun. 07, 2024
Cover [Abstract]
Entity Registrant Name	FATE THERAPEUTICS INC
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001434316
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jun. 07, 2024
Entity Incorporation State Country Code	DE
Entity File Number	001-36076
Entity Tax Identification Number	65-1311552
Entity Address, Address Line One	12278 Scripps Summit Dr.
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92131
City Area Code	(858)
Local Phone Number	875-1800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	FATE
Entity Emerging Growth Company	false